COMMITMENTS AND CONTINGENCIES (Narrative) (Details)	1 Months Ended	12 Months Ended
	Feb. 20, 2016 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) ft²	Dec. 31, 2016 USD ($)	Oct. 31, 2017 USD ($)	Dec. 28, 2016 USD ($)
Long-term Purchase Commitment [Line Items]
Research and development		$ 293,968	$ 23,124
Minimum amount draw down at one time		5,000
Maximum amount draw down at one time		$ 350,000
Percentage of trading price		85.00%
Commitment fee		$ 35,000
Bear Note interest per year		10.00%
Maturity Date		Jul. 08, 2017
Note payable		$ 34,453
Net discount			34,453
Executive Office Lease [Member]
Long-term Purchase Commitment [Line Items]
Lease term		36 months
Lease Space | ft²		6,683
Lease Expires		Jul. 31, 2020
Monthly rental rates		$ 3,302
Weldona Facility Lease [Member]
Long-term Purchase Commitment [Line Items]
Lease Space | ft²		40,000
Lease Expires		Sep. 30, 2022
Monthly rental rates		$ 7,500
Prana [Member]
Long-term Purchase Commitment [Line Items]
Total commitment upon execution of research agreement				$ 151,772
Commitment owed in February 2018				75,886
Commitment owed in June 2018				75,886
Total commitment amount owed				$ 303,544
Tangiers Global, LLC [Member]
Long-term Purchase Commitment [Line Items]
Line of Credit agreement					$ 10,000,000
Clinical Trial Agreement [Member] | Installment One [Member]
Long-term Purchase Commitment [Line Items]
Payment made for clinical trial agreement		50,000
Clinical Trial Agreement [Member] | Installment Two [Member]
Long-term Purchase Commitment [Line Items]
Payment made for clinical trial agreement		51,182
Clinical Trial Agreement [Member] | Installment Three [Member]
Long-term Purchase Commitment [Line Items]
Payment made for clinical trial agreement		51,182
Clinical Trial Agreement [Member] | Installment Four [Member]
Long-term Purchase Commitment [Line Items]
Payment made for clinical trial agreement		51,182
Consulting Agreement [Member]
Long-term Purchase Commitment [Line Items]
Agreement, term	12 months
Warrant term	5 years
Initial payment	$ 7,500
Shares issued for agreement | shares	250,000
Common stock, price per share | $ / shares	$ 0.18
Consultancy Agreement [Member]
Long-term Purchase Commitment [Line Items]
Expenses recognized		$ 156,630	$ 394,215